Capital Stock - Series C & Series D (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Feb. 29, 2024	May 31, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Capital Stock
Proceeds from issuance of Series C preferred stock									$ 6,290
Issuance of Series C preferred stock (in shares)								229,006	82,313
Number of shares issued upon conversion								19,814
Preferred stock, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Aggregate proceeds from series D equity financing	$ 42,000	$ 41,849
Investment amount							$ 4,072
Series C preferred stock
Capital Stock
Proceeds from issuance of Series C preferred stock			$ 5	$ 1,300
Preferred stock, issue price			$ 76.42	$ 76.42	$ 76.42
Issuance of Series C preferred stock (in shares)			65,430
Preferred stock, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Series C preferred stock | Hanwha Corporation and Hanwha Aerospace
Capital Stock
Proceeds from issuance of Series C preferred stock					$ 15,000
Series C preferred stock | Orion Infrastructure Capital (OIC)
Capital Stock
Proceeds from issuance of Series C preferred stock					$ 5
Series D Convertible Note
Capital Stock
Principal amount of debt converted		$ 3,905
Number of shares issued upon conversion		19,814
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Conversion price	157.66	$ 157.66
Debt Instrument, Convertible, Conversion Price, Discount Percentage		20.00%
Share Price	$ 197.07	$ 197.07
Convertible debt extinguished		$ 3,905
Impact of conversion on convertible debt and warrants		$ 0
Subsequent events
Capital Stock
Aggregate proceeds from series D equity financing						$ 63,596